UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               AMENDED FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ----------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                      -------------------------------------
              (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 12/31/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------


[PHOTO OMITTED]


--------------------------------------------------------------------------------
                  ANNUAL REPORT AND SHAREHOLDER LETTER | GLOBAL
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                   TEMPLETON                           FASTER VIA EMAIL?
          GLOBAL OPPORTUNITIES TRUST                   Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------








                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO OMITTED]



Not part of the annual report

Contents

SHAREHOLDER LETTER .....   1            ANNUAL REPORT

                                        Templeton Global
                                        Opportunities Trust ....   3

                                        Performance Summary ....   6

                                        Your Fund's Expenses....  10

                                        Financial Highlights and
                                        Statement of Investments  12

                                        Financial Statements ...  20

                                        Notes to Financial
                                        Statements .............  23

                                        Report of Independent
                                        Registered Public
                                        Accounting Firm ........  33

                                        Tax Designation ........  34

                                        Board Members and
                                        Officers ...............  38

                                        Shareholder Information.  44


--------------------------------------------------------------------------------

Annual Report

Templeton Global Opportunities Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.




We are pleased to bring you Templeton Global Opportunities Trust's annual report for the fiscal year ended December 31, 2004.


PERFORMANCE OVERVIEW

For the year under review, Templeton Global Opportunities Trust - Class A posted a 16.55% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which posted a 15.75% total return for the same period.1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.


ECONOMIC AND MARKET OVERVIEW

The global economic recovery continued in 2004, led by growth in China and the U.S. As of December 31, 2004, U.S. gross domestic product (GDP) had increased for 13 consecutive quarters.2 In China, GDP grew 9.5% in 2004.3

The 12-nation euro zone lagged other regions in the current recovery. However, the European Central Bank projected euro zone growth may be between 1.6% and 2.0% in 2004, compared with only 0.5% in 2003. In Japan, the economy struggled to emerge from a decade-long deflationary period. Although the country's consumer and business confidence reached their highest levels since 1991, economic growth slowed in response to higher oil prices and reduced external demand. In addition, the U.S. dollar declined



--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 12/31/04

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS:

Europe                                       42.8%
Asia                                         27.6%
North America                                19.3%
Australia & New Zealand                       2.3%
Latin America                                 1.9%
Middle East & Africa                          0.5%
Short-Term Investments & Other Net Assets     5.6%


1. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
2. Source: Bureau of Economic Analysis.
3. Source: National Bureau of Statistics of China.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                                                               Annual Report | 3
approximately 4% versus the yen and 7% versus the euro during 2004.4 This hurt Japanese and European exports into the U.S., as it made their goods more expensive in the world's biggest market. However, the greenback's protracted decline should also benefit the U.S. current account deficit by making U.S. goods more competitive in international markets.

Oil prices increased during most of 2004, reaching $56 per barrel in October, but declined to end the year at $43. Higher oil prices triggered investor worries about inflation, decreased spending -- due to cautionary consumer and business sentiment -- and slower economic and corporate profit growth.

In this environment, the MSCI AC World Index's total return was 15.75% in U.S. dollars for the 12-month period ended December 31, 2004.1 Emerging markets, as measured by the MSCI Emerging Markets Index, had a one-year total return of 25.95% in U.S. dollars.5 In local currencies, these indexes had notably lower total returns of 12.05% and 16.45% for the same period.1, 5 In 2004, most of the world's currencies strengthened in relation to the U.S. dollar, which benefited U.S.-based investors of non-U.S. developed and emerging market equities.


INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.


MANAGER'S DISCUSSION

Many of our European investments performed well during the year under review. In particular, our U.K. holdings Abbey National and BAE Systems generated notable returns. The takeover of Abbey National by Spanish banking giant Banco Santander Central Hispano pointed to the trend of European banks looking for growth. Already approved by shareholders, the acquisition was the largest ever cross-border banking takeover in Europe. Abbey shares (exchanged for Banco Santander shares) were up almost 45% for the year. BAE Systems, an aerospace and defense holding, was the biggest contributor to Fund performance, appreciating more than 50% over the past 12 months.



TOP 10 COUNTRIES
Based on Equity Securities as of 12/31/04
--------------------------------------
                           % OF TOTAL
                           NET ASSETS
--------------------------------------
  U.S.                          16.2%
--------------------------------------
  U.K.                          12.5%
--------------------------------------
  South Korea                    7.1%
--------------------------------------
  Japan                          6.3%
--------------------------------------
  France                         6.0%
--------------------------------------
  China                          5.9%
--------------------------------------
  Germany                        5.9%
--------------------------------------
  Netherlands                    5.0%
--------------------------------------
  Spain                          4.4%
--------------------------------------
  Switzerland                    4.1%
--------------------------------------




TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 12/31/04

---------------------------------------
                           % OF TOTAL
                           NET ASSETS
---------------------------------------
  Pharmaceuticals                9.8%
---------------------------------------
  Oil & Gas                      7.6%
---------------------------------------
  Commercial Banks               7.5%
---------------------------------------
  Diversified Telecommunication
  Services                       6.6%
---------------------------------------
  Insurance                      6.5%
---------------------------------------
  Electric Utilities             6.1%
---------------------------------------
  Food Products                  3.3%
---------------------------------------
  Software                       3.1%
---------------------------------------
  Health Care Providers &
  Services                       3.1%
---------------------------------------
  Aerospace & Defense            3.0%
---------------------------------------



4. Source: FactSet Research Systems Inc.
5. Source: Standard & Poor's Micropal. The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.


4 |  Annual Report

Based on our strategy, we believe the stocks are still attractively valued with potential for further appreciation over the next five years.

Our stock selection and overweighting in the utilities sector aided performance relative to the MSCI AC World Index. European companies such as E.ON and Suez delivered enhanced returns largely due to the weakening U.S. dollar during the year under review. Germany's biggest utility company E.ON boosted its profit by acquisitions and capitalizing on opportunities in central and eastern Europe's deregulated energy markets. French utility company Suez's earnings grew amid contract wins and continued U.S. expansion.

In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2004, the U.S. dollar declined in value relative to most non-U.S. currencies. At the end of the period, the Fund's portfolio was invested primarily in securities with non-U.S. currency exposure, which resulted in a positive effect on Fund performance. However, one cannot expect the same result in future periods.

Despite positive results during the year under review, there were some detractors from Fund performance. Our underweighted position and stock selection in the finance sector hurt our relative performance. On a stock-specific basis, Nomura Holdings and China Life Insurance stumbled and detracted from Fund performance.

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

[PHOTO OF GUANG YANG]

/S/Guang Yang

Guang Yang, CFA
Portfolio Manager
Templeton Global Opportunities Trust




THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



TOP 10 EQUITY HOLDINGS
12/31/04

-------------------------------------------------
  COMPANY                             % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY            NET ASSETS
-------------------------------------------------
  Korea Electric Power Corp., ord. & ADR    2.0%
   ELECTRIC UTILITIES, SOUTH KOREA
-------------------------------------------------
  Shell Transport & Trading Co. PLC         1.9%
   OIL & GAS, U.K.
-------------------------------------------------
  BAE Systems PLC                           1.9%
   AEROSPACE & DEFENSE, U.K.
-------------------------------------------------
  ING Groep NV                              1.8%
   DIVERSIFIED FINANCIAL SERVICES,
   NETHERLANDS
-------------------------------------------------
  Sanofi-Aventis                            1.7%
   PHARMACEUTICALS, FRANCE
-------------------------------------------------
  Abbott Laboratories                       1.6%
   PHARMACEUTICALS, U.S.
-------------------------------------------------
  China Pharmaceutical Enterprise
  & Investment Corp. Ltd.                   1.6%
   PHARMACEUTICALS, HONG KONG
-------------------------------------------------
  Suez SA                                   1.6%
   MULTI-UTILITIES & UNREGULATED POWER,
   FRANCE
-------------------------------------------------
  Telefonos de Mexico SA de CV (Telmex),
  L, ADR                                    1.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES,
   MEXICO
-------------------------------------------------
  Total SA, B                               1.5%
   OIL & GAS, FRANCE
-------------------------------------------------





                                                               Annual Report | 5

Performance Summary as of 12/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          12/31/04         12/31/03
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.84            $15.65           $13.81
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-12/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1751
---------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.2538
---------------------------------------------------------------------------------------------------
         TOTAL                          $0.4289
---------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE          12/31/04         12/31/03
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.81            $15.53           $13.72
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-12/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0755
---------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.2538
---------------------------------------------------------------------------------------------------
         TOTAL                          $0.3293
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE          12/31/04         12/31/03
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.82            $15.48           $13.66
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-12/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0638
---------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.2538
---------------------------------------------------------------------------------------------------
         TOTAL                          $0.3176
---------------------------------------------------------------------------------------------------

Templeton Global Opportunities Trust paid distributions derived from long-term capital gains of 25.38 cents ($0.2538) per share in December 2004. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).




6 |  Annual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
  CLASS A                                                1-YEAR          5-YEAR           10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              16.55%           9.88%           122.79%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                           9.87%           0.71%             7.70%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,987         $10,359           $21,002
------------------------------------------------------------------------------------------------------
  CLASS B                                                1-YEAR          5-YEAR    INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              15.69%           6.30%            34.27%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          11.69%           0.88%             4.90%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,169         $10,448           $13,327
------------------------------------------------------------------------------------------------------
  CLASS C                                                1-YEAR          5-YEAR    INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              15.74%           5.88%            98.82%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          14.74%           1.15%             7.36%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,474         $10,588           $19,882
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.





                                                               Annual Report | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  CLASS A                    12/31/04
---------------------------------------
  1-Year                        9.87%
---------------------------------------
  5-Year                        0.71%
---------------------------------------
  10-Year                       7.70%
---------------------------------------


CLASS A (1/1/95-12/31/04)

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS TO FOLLOW:

This graph compares the performance of Templeton Global Opportunities Trust - Class A, as tracked by the growth in value of a $10,000 investment, to that of the MSCI AC World Index 4 from 1/1/95-12/31/04.

                     Templeton Global Opportunities
                             Trust - Class A                 MSCI AC World Index
01/01/95                          $9,427                           $10,000
01/31/95                          $9,173                            $9,797
02/28/95                          $9,419                            $9,901
03/31/95                          $9,467                           $10,355
04/30/95                          $9,845                           $10,731
05/31/95                         $10,222                           $10,850
06/30/95                         $10,487                           $10,852
07/31/95                         $10,929                           $11,377
08/31/95                         $10,640                           $11,128
09/30/95                         $10,921                           $11,434
10/31/95                         $10,423                           $11,243
11/30/95                         $10,503                           $11,597
12/31/95                         $10,631                           $11,946
01/31/96                         $11,172                           $12,212
02/29/96                         $11,344                           $12,262
03/31/96                         $11,473                           $12,451
04/30/96                         $11,886                           $12,755
05/31/96                         $12,049                           $12,768
06/30/96                         $11,946                           $12,838
07/31/96                         $11,361                           $12,359
08/31/96                         $11,765                           $12,511
09/30/96                         $12,118                           $12,973
10/31/96                         $12,299                           $13,025
11/30/96                         $13,013                           $13,722
12/31/96                         $13,203                           $13,523
01/31/97                         $13,754                           $13,750
02/28/97                         $13,963                           $13,937
03/31/97                         $13,889                           $13,658
04/30/97                         $14,148                           $14,097
05/31/97                         $14,988                           $14,938
06/30/97                         $15,532                           $15,703
07/31/97                         $16,270                           $16,413
08/31/97                         $15,560                           $15,261
09/30/97                         $16,732                           $16,075
10/31/97                         $15,394                           $15,118
11/30/97                         $15,200                           $15,349
12/31/97                         $15,122                           $15,551
01/31/98                         $14,747                           $15,893
02/28/98                         $15,527                           $16,980
03/31/98                         $16,279                           $17,705
04/30/98                         $16,460                           $17,871
05/31/98                         $15,897                           $17,532
06/30/98                         $15,806                           $17,847
07/31/98                         $15,997                           $17,853
08/31/98                         $13,442                           $15,352
09/30/98                         $13,331                           $15,657
10/31/98                         $14,176                           $17,087
11/30/98                         $14,931                           $18,125
12/31/98                         $15,030                           $18,966
01/31/99                         $14,928                           $19,354
02/28/99                         $14,537                           $18,868
03/31/99                         $15,514                           $19,716
04/30/99                         $16,597                           $20,568
05/31/99                         $15,886                           $19,841
06/30/99                         $16,597                           $20,829
07/31/99                         $16,406                           $20,744
08/31/99                         $16,225                           $20,719
09/30/99                         $15,949                           $20,496
10/31/99                         $16,416                           $21,534
11/30/99                         $17,414                           $22,203
12/31/99                         $19,114                           $24,053
01/31/00                         $18,132                           $22,755
02/29/00                         $18,623                           $22,832
03/31/00                         $19,356                           $24,333
04/30/00                         $18,475                           $23,242
05/31/00                         $18,765                           $22,639
06/30/00                         $19,705                           $23,406
07/31/00                         $19,500                           $22,719
08/31/00                         $19,922                           $23,425
09/30/00                         $18,970                           $22,138
10/31/00                         $18,536                           $21,705
11/30/00                         $18,114                           $20,360
12/31/00                         $18,511                           $20,701
01/31/01                         $18,701                           $21,224
02/28/01                         $18,132                           $19,438
03/31/01                         $16,979                           $18,130
04/30/01                         $17,856                           $19,450
05/31/01                         $17,793                           $19,233
06/30/01                         $17,538                           $18,644
07/31/01                         $17,310                           $18,350
08/31/01                         $16,992                           $17,507
09/30/01                         $15,529                           $15,908
10/31/01                         $15,847                           $16,246
11/30/01                         $16,737                           $17,245
12/31/01                         $16,850                           $17,407
01/31/02                         $16,288                           $16,930
02/28/02                         $16,134                           $16,805
03/31/02                         $16,977                           $17,564
04/30/02                         $16,555                           $17,008
05/31/02                         $16,837                           $17,032
06/30/02                         $15,684                           $15,993
07/31/02                         $14,430                           $14,651
08/31/02                         $14,327                           $14,689
09/30/02                         $12,381                           $13,078
10/31/02                         $13,072                           $14,041
11/30/02                         $13,943                           $14,809
12/31/02                         $13,178                           $14,103
01/31/03                         $12,868                           $13,692
02/28/03                         $12,300                           $13,452
03/31/03                         $11,951                           $13,401
04/30/03                         $13,221                           $14,597
05/31/03                         $14,297                           $15,447
06/30/03                         $14,569                           $15,744
07/31/03                         $14,932                           $16,093
08/31/03                         $15,515                           $16,475
09/30/03                         $15,502                           $16,580
10/31/03                         $16,410                           $17,586
11/30/03                         $16,734                           $17,855
12/31/03                         $18,019                           $18,988
01/31/04                         $18,567                           $19,313
02/29/04                         $19,076                           $19,669
03/31/04                         $18,805                           $19,565
04/30/04                         $18,334                           $19,116
05/31/04                         $18,439                           $19,277
06/30/04                         $18,752                           $19,666
07/31/04                         $17,994                           $19,043
08/31/04                         $18,151                           $19,166
09/30/04                         $18,674                           $19,570
10/31/04                         $19,066                           $20,053
11/30/04                         $20,255                           $21,154
12/31/04                         $21,002                           $21,979


AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  CLASS B                    12/31/04
---------------------------------------
  1-Year                       11.69%
---------------------------------------
  5-Year                        0.88%
---------------------------------------
  Since Inception (1/1/99)      4.90%
---------------------------------------



CLASS B (1/1/99-12/31/04)

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS TO FOLLOW:

This graph compares the performance of Templeton Global Opportunities Trust - Class B, as tracked by the growth in value of a $10,000 investment, to that of the MSCI AC World Index 4 from 1/1/99-12/31/04.

                     Templeton Global Opportunities
                             Trust - Class B                 MSCI AC World Index
01/01/99                         $10,000                           $10,000
01/31/99                          $9,925                           $10,204
02/28/99                          $9,658                            $9,948
03/31/99                         $10,301                           $10,395
04/30/99                         $11,014                           $10,844
05/31/99                         $10,534                           $10,461
06/30/99                         $11,000                           $10,982
07/31/99                         $10,866                           $10,937
08/31/99                         $10,746                           $10,924
09/30/99                         $10,548                           $10,806
10/31/99                         $10,852                           $11,354
11/30/99                         $11,509                           $11,706
12/31/99                         $12,631                           $12,682
01/31/00                         $11,979                           $11,998
02/29/00                         $12,327                           $12,038
03/31/00                         $12,812                           $12,830
04/30/00                         $12,220                           $12,254
05/31/00                         $12,412                           $11,936
06/30/00                         $13,020                           $12,341
07/31/00                         $12,884                           $11,978
08/31/00                         $13,149                           $12,351
09/30/00                         $12,516                           $11,672
10/31/00                         $12,220                           $11,444
11/30/00                         $11,939                           $10,735
12/31/00                         $12,190                           $10,914
01/31/01                         $12,307                           $11,190
02/28/01                         $11,923                           $10,249
03/31/01                         $11,161                            $9,559
04/30/01                         $11,733                           $10,255
05/31/01                         $11,682                           $10,141
06/30/01                         $11,506                            $9,830
07/31/01                         $11,354                            $9,675
08/31/01                         $11,136                            $9,230
09/30/01                         $10,178                            $8,387
10/31/01                         $10,371                            $8,566
11/30/01                         $10,943                            $9,092
12/31/01                         $11,018                            $9,178
01/31/02                         $10,640                            $8,926
02/28/02                         $10,539                            $8,861
03/31/02                         $11,076                            $9,261
04/30/02                         $10,790                            $8,967
05/31/02                         $10,967                            $8,980
06/30/02                         $10,218                            $8,432
07/31/02                          $9,393                            $7,725
08/31/02                          $9,317                            $7,745
09/30/02                          $8,046                            $6,895
10/31/02                          $8,492                            $7,403
11/30/02                          $9,048                            $7,808
12/31/02                          $8,553                            $7,436
01/31/03                          $8,342                            $7,219
02/28/03                          $7,971                            $7,092
03/31/03                          $7,743                            $7,065
04/30/03                          $8,555                            $7,696
05/31/03                          $9,248                            $8,144
06/30/03                          $9,417                            $8,301
07/31/03                          $9,645                            $8,485
08/31/03                         $10,017                            $8,686
09/30/03                         $10,000                            $8,742
10/31/03                         $10,583                            $9,272
11/30/03                         $10,786                            $9,414
12/31/03                         $11,606                           $10,011
01/31/04                         $11,944                           $10,183
02/29/04                         $12,274                           $10,371
03/31/04                         $12,089                           $10,315
04/30/04                         $11,776                           $10,079
05/31/04                         $11,835                           $10,164
06/30/04                         $12,030                           $10,369
07/31/04                         $11,538                           $10,040
08/31/04                         $11,632                           $10,105
09/30/04                         $11,954                           $10,318
10/31/04                         $12,208                           $10,573
11/30/04                         $12,953                           $11,154
12/31/04                         $13,327                           $11,588




8 |  Annual Report

AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  CLASS C                    12/31/04
---------------------------------------
  1-Year                       14.74%
---------------------------------------
  5-Year                        1.15%
---------------------------------------
  Since Inception (5/1/95)      7.36%
---------------------------------------



CLASS C (5/1/95-12/31/04)

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS TO FOLLOW:

This graph compares the performance of Templeton Global Opportunities Trust - Class C, as tracked by the growth in value of a $10,000 investment, to that of the MSCI AC World Index 4 from 5/1/95-12/31/04.

                     Templeton Global Opportunities
                             Trust - Class C                 MSCI AC World Index
05/01/95                         $10,000                           $10,000
05/31/95                         $10,375                           $10,110
06/30/95                         $10,636                           $10,113
07/31/95                         $11,077                           $10,602
08/31/95                         $10,783                           $10,370
09/30/95                         $11,060                           $10,655
10/31/95                         $10,555                           $10,477
11/30/95                         $10,620                           $10,807
12/31/95                         $10,743                           $11,132
01/31/96                         $11,284                           $11,379
02/29/96                         $11,457                           $11,427
03/31/96                         $11,579                           $11,603
04/30/96                         $11,981                           $11,886
05/31/96                         $12,138                           $11,898
06/30/96                         $12,033                           $11,964
07/31/96                         $11,440                           $11,517
08/31/96                         $11,832                           $11,659
09/30/96                         $12,181                           $12,089
10/31/96                         $12,356                           $12,138
11/30/96                         $13,071                           $12,787
12/31/96                         $13,244                           $12,601
01/31/97                         $13,792                           $12,813
02/28/97                         $13,993                           $12,987
03/31/97                         $13,909                           $12,728
04/30/97                         $14,161                           $13,136
05/31/97                         $15,000                           $13,920
06/30/97                         $15,541                           $14,633
07/31/97                         $16,268                           $15,294
08/31/97                         $15,541                           $14,221
09/30/97                         $16,706                           $14,980
10/31/97                         $15,364                           $14,088
11/30/97                         $15,159                           $14,303
12/31/97                         $15,065                           $14,491
01/31/98                         $14,677                           $14,810
02/28/98                         $15,452                           $15,823
03/31/98                         $16,189                           $16,498
04/30/98                         $16,361                           $16,653
05/31/98                         $15,794                           $16,337
06/30/98                         $15,693                           $16,631
07/31/98                         $15,875                           $16,637
08/31/98                         $13,323                           $14,306
09/30/98                         $13,212                           $14,590
10/31/98                         $14,042                           $15,923
11/30/98                         $14,781                           $16,890
12/31/98                         $14,870                           $17,674
01/31/99                         $14,757                           $18,035
02/28/99                         $14,357                           $17,582
03/31/99                         $15,321                           $18,373
04/30/99                         $16,381                           $19,167
05/31/99                         $15,671                           $18,489
06/30/99                         $16,360                           $19,410
07/31/99                         $16,159                           $19,330
08/31/99                         $15,978                           $19,307
09/30/99                         $15,692                           $19,099
10/31/99                         $16,137                           $20,066
11/30/99                         $17,112                           $20,690
12/31/99                         $18,777                           $22,414
01/31/00                         $17,803                           $21,204
02/29/00                         $18,268                           $21,276
03/31/00                         $18,981                           $22,675
04/30/00                         $18,108                           $21,658
05/31/00                         $18,395                           $21,096
06/30/00                         $19,293                           $21,811
07/31/00                         $19,077                           $21,170
08/31/00                         $19,484                           $21,829
09/30/00                         $18,539                           $20,630
10/31/00                         $18,096                           $20,226
11/30/00                         $17,689                           $18,973
12/31/00                         $18,059                           $19,290
01/31/01                         $18,221                           $19,778
02/28/01                         $17,660                           $18,114
03/31/01                         $16,524                           $16,894
04/30/01                         $17,376                           $18,125
05/31/01                         $17,301                           $17,923
06/30/01                         $17,051                           $17,374
07/31/01                         $16,812                           $17,100
08/31/01                         $16,499                           $16,314
09/30/01                         $15,071                           $14,824
10/31/01                         $15,359                           $15,139
11/30/01                         $16,211                           $16,070
12/31/01                         $16,311                           $16,220
01/31/02                         $15,760                           $15,776
02/28/02                         $15,610                           $15,660
03/31/02                         $16,412                           $16,367
04/30/02                         $15,986                           $15,849
05/31/02                         $16,249                           $15,871
06/30/02                         $15,134                           $14,903
07/31/02                         $13,919                           $13,653
08/31/02                         $13,806                           $13,688
09/30/02                         $11,914                           $12,187
10/31/02                         $12,578                           $13,084
11/30/02                         $13,405                           $13,800
12/31/02                         $12,670                           $13,142
01/31/03                         $12,356                           $12,759
02/28/03                         $11,805                           $12,535
03/31/03                         $11,466                           $12,488
04/30/03                         $12,673                           $13,603
05/31/03                         $13,692                           $14,394
06/30/03                         $13,956                           $14,671
07/31/03                         $14,283                           $14,996
08/31/03                         $14,836                           $15,352
09/30/03                         $14,811                           $15,450
10/31/03                         $15,666                           $16,388
11/30/03                         $15,967                           $16,639
12/31/03                         $17,178                           $17,694
01/31/04                         $17,694                           $17,997
02/29/04                         $18,171                           $18,329
03/31/04                         $17,896                           $18,231
04/30/04                         $17,443                           $17,813
05/31/04                         $17,531                           $17,963
06/30/04                         $17,821                           $18,326
07/31/04                         $17,090                           $17,745
08/31/04                         $17,229                           $17,860
09/30/04                         $17,708                           $18,236
10/31/04                         $18,073                           $18,686
11/30/04                         $19,181                           $19,713
12/31/04                         $19,882                           $20,481



ENDNOTES


THE FUND INVESTS IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.



                                                               Annual Report | 9

Your Fund's Expenses


As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The OEnding Account ValueO is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 O $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical OEnding Account ValueO is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading OExpenses Paid During PeriodO shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.




10 |  Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                         BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 6/30/04      VALUE 12/31/04  PERIOD* 6/30/04-12/31/04
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,120.00               $ 7.41
-------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,018.15               $ 7.05
-------------------------------------------------------------------------------------------------------
  CLASS B
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,116.10               $11.33
-------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,014.43               $10.79
-------------------------------------------------------------------------------------------------------
  CLASS C
-------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,115.70               $11.38
-------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,014.38               $10.84
-------------------------------------------------------------------------------------------------------


*Expenses are equal to the annualized expense ratio for each class (A: 1.39%; B:
2.13%; and C: 2.14%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.




                                                              Annual Report | 11

Templeton Global Opportunities Trust

FINANCIAL HIGHLIGHTS


                                                                     -----------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
CLASS A                                                                  2004         2003       2002        2001        2000
                                                                     -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................         $13.81       $10.20     $13.18      $14.63      $17.12
                                                                     -----------------------------------------------------------

Income from investment operations:

 Net investment income a .....................................            .17          .11        .11         .18         .12

 Net realized and unrealized gains (losses) ..................           2.10         3.62      (2.98)      (1.49)       (.63)
                                                                     -----------------------------------------------------------
Total from investment operations .............................           2.27         3.73      (2.87)      (1.31)       (.51)
                                                                     -----------------------------------------------------------
Less distributions from:

 Net investment income .......................................           (.18)        (.12)      (.11)       (.09)       (.14)

 Net realized gains ..........................................           (.25)          --         --        (.05)      (1.84)
                                                                     -----------------------------------------------------------
Total distributions ..........................................           (.43)        (.12)      (.11)       (.14)      (1.98)
                                                                     -----------------------------------------------------------
Redemption fee ...............................................             --c          --c        --          --          --
                                                                     -----------------------------------------------------------
Net asset value, end of year .................................         $15.65       $13.81     $10.20      $13.18      $14.63
                                                                     -----------------------------------------------------------

Total return b ...............................................         16.55%       36.74%   (21.79)%     (8.97)%     (3.16)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................       $374,648     $369,776   $304,913    $437,829    $548,290

Ratios to average net assets:

 Expenses ....................................................          1.42%        1.50%      1.46%       1.41%       1.43%

 Net investment income .......................................          1.17%         .97%       .94%        .64%        .78%

Portfolio turnover rate ......................................         10.35%       21.47%     26.78%      15.18%      68.21%




a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.




12 | See notes to financial statements. | Annual Report

Templeton Global Opportunities Trust

                                                                     -----------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
CLASS B                                                                  2004         2003       2002        2001        2000
                                                                     -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................         $13.72       $10.15     $13.11      $14.58      $17.04
                                                                     -----------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ..............................            .07          .02        .02        (.02)         --d

 Net realized and unrealized gains (losses) ..................           2.07         3.59      (2.95)      (1.38)       (.55)
                                                                     -----------------------------------------------------------
Total from investment operations .............................           2.14         3.61      (2.93)      (1.40)       (.55)
                                                                     -----------------------------------------------------------
Less distributions from:

 Net investment income .......................................           (.08)        (.04)      (.03)       (.02)       (.07)

 Net realized gains ..........................................           (.25)          --         --        (.05)      (1.84)
                                                                     -----------------------------------------------------------
Total distributions ..........................................           (.33)        (.04)      (.03)       (.07)      (1.91)
                                                                     -----------------------------------------------------------
Redemption fee ...............................................             --c          --c        --          --          --
                                                                     -----------------------------------------------------------
Net asset value, end of year .................................         $15.53       $13.72     $10.15      $13.11      $14.58
                                                                     -----------------------------------------------------------

Total return b ...............................................         15.69%       35.70%   (22.38)%     (9.62)%     (3.49)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................         $1,958       $1,215       $903        $986        $546

Ratios to average net assets:

 Expenses ....................................................          2.17%        2.24%      2.20%       2.15%       2.17%

 Net investment income (loss) ................................           .42%         .23%       .20%      (.15)%      (.02)%

Portfolio turnover rate ......................................         10.35%       21.47%     26.78%      15.18%      68.21%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.
d Actual net investment loss per share was ($.004).


                         Annual Report | See notes to financial statements. | 13

Templeton Global Opportunities Trust

                                                                     -----------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
CLASS C                                                                  2004         2003       2002        2001        2000
                                                                     -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................         $13.66       $10.11     $13.02      $14.46      $16.96
                                                                     -----------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ..............................            .06          .02        .02        (.01)        .01

 Net realized and unrealized gains (losses) ..................           2.08         3.56      (2.93)      (1.38)       (.62)
                                                                     -----------------------------------------------------------
Total from investment operations .............................           2.14         3.58      (2.91)      (1.39)       (.61)
                                                                     -----------------------------------------------------------
Less distributions from:

 Net investment income .......................................           (.07)        (.03)        --d         --        (.05)

 Net realized gains ..........................................           (.25)          --         --        (.05)      (1.84)
                                                                     -----------------------------------------------------------
Total distributions ..........................................           (.32)        (.03)        --        (.05)      (1.89)
                                                                     -----------------------------------------------------------
Redemption fee ...............................................             --c          --c        --          --          --
                                                                     -----------------------------------------------------------
Net asset value, end of year .................................         $15.48       $13.66     $10.11      $13.02      $14.46
                                                                     -----------------------------------------------------------

Total return b ...............................................         15.74%       35.58%   (22.33)%     (9.68)%     (3.83)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................        $18,252      $17,009    $14,117     $20,097     $25,067

Ratios to average net assets:

 Expenses ....................................................          2.17%        2.25%      2.21%       2.15%       2.18%

 Net investment income (loss) ................................           .42%         .22%       .19%      (.11)%        .05%

Portfolio turnover rate ......................................         10.35%       21.47%     26.78%      15.18%      68.21%




a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.
d Actual distribution from net investment income per share was ($.0031).


14 | See notes to financial statements. | Annual Report

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004


---------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                     SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   COMMON STOCKS 94.4%
   AUSTRALIA 1.2%
   Alumina Ltd. ...................................              Metals & Mining                  583,600     $  2,713,462
   Mayne Group Ltd. ...............................     Health Care Providers & Services          615,130        2,051,156
                                                                                                              -------------
                                                                                                                 4,764,618
                                                                                                              -------------

   BERMUDA 2.4%
   ACE Ltd. .......................................                 Insurance                      94,225        4,028,119
   XL Capital Ltd., A .............................                 Insurance                      69,790        5,419,193
                                                                                                              -------------
                                                                                                                 9,447,312
                                                                                                              -------------

   CANADA .7%
a  Celestica Inc. .................................    Electronic Equipment & Instruments          56,085          790,292
   Domtar Inc. ....................................          Paper & Forest Products              161,300        1,950,098
                                                                                                              -------------
                                                                                                                 2,740,390
                                                                                                              -------------

   CHINA 5.9%
a  BYD Co. Ltd., H ................................           Electrical Equipment                478,000        1,266,828
a  China Life Insurance Co. Ltd., H ...............                 Insurance                   2,671,000        1,786,898
   China Mobile (Hong Kong) Ltd., fgn .............    Wireless Telecommunication Services      1,233,000        4,179,903
a  China Power International Development Ltd.,
    144A ..........................................            Electric Utilities               2,814,500        1,041,026
   China Resources Power Co. Ltd. .................            Electric Utilities               8,344,000        4,535,483
   China Resources Power Co. Ltd., 144A ...........            Electric Utilities               1,782,000          968,628
   Chitaly Holding ................................            Household Durables                 260,000          212,407
   PetroChina Co. Ltd., H .........................                 Oil & Gas                   3,238,000        1,728,811
a  PICC Property & Casualty Co. Ltd., 144A ........                 Insurance                     182,000           63,220
a  TCL Communication Technology Holdings ..........         Communications Equipment            2,267,200          189,595
   TCL International Holdings Inc. ................            Household Durables               5,668,000        1,458,419
   Weiqiao Textile Co. Ltd. .......................      Textiles Apparel & Luxury Goods        2,234,500        3,521,591
   Weiqiao Textile Co. Ltd., 144A .................      Textiles Apparel & Luxury Goods        1,050,000        1,654,809
a  ZTE Corp., 144A ................................         Communications Equipment              204,038          660,194
                                                                                                              -------------
                                                                                                                23,267,812
                                                                                                              -------------

   FRANCE 6.0%
   AXA SA .........................................                 Insurance                     102,318        2,524,211
   Sanofi-Aventis .................................              Pharmaceuticals                   83,866        6,691,799
   Suez SA ........................................    Multi-Utilities & Unregulated Power        235,860        6,279,614
   Total SA, B ....................................                 Oil & Gas                      26,977        5,882,869
   Valeo SA .......................................              Auto Components                   53,688        2,243,921
                                                                                                              -------------
                                                                                                                23,622,414
                                                                                                              -------------

   GERMANY 5.9%
   Bayer AG, Br. ..................................                 Chemicals                      99,894        3,375,347
   Celesio AG .....................................     Health Care Providers & Services           49,300        3,993,934
   Deutsche Post AG ...............................          Air Freight & Logistics              131,260        3,003,099
   E.ON AG ........................................            Electric Utilities                  57,480        5,240,062
   Merck KGaA .....................................              Pharmaceuticals                   59,510        4,061,978
   Volkswagen AG ..................................                Automobiles                     76,020        3,440,356
                                                                                                              -------------
                                                                                                                23,114,776
                                                                                                              -------------




                                                              Annual Report | 15

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                     SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG 3.8%
   Bank of East Asia Ltd. .........................             Commercial Banks                   40,400     $    125,522
   Cheung Kong Holdings Ltd. ......................                Real Estate                    512,000        5,104,981
   China Pharmaceutical Enterprise & Investment
    Corp. Ltd. ....................................              Pharmaceuticals               24,295,585        6,407,723
a  CK Life Sciences International (Holdings) Inc. .               Biotechnology                    19,800            3,159
   Hutchison Whampoa Ltd., ADR ....................         Industrial Conglomerates               26,100        1,221,423
   MTR Corp. Ltd. .................................                Road & Rail                    449,500          719,982
   Swire Pacific Ltd., A ..........................         Industrial Conglomerates              145,000        1,212,562
                                                                                                              -------------
                                                                                                                14,795,352
                                                                                                              -------------

   INDIA .8%
   Satyam Computers Services Ltd. .................                IT Services                    331,900        3,145,568
                                                                                                              -------------

   ISRAEL .5%
a  Check Point Software Technologies Ltd. .........                 Software                       76,200        1,876,806
                                                                                                              -------------

   ITALY 2.2%
   Eni SpA ........................................                 Oil & Gas                     184,151        4,603,025
   Telecom Italia SpA, di Risp ....................  Diversified Telecommunication Services     1,278,998        4,148,084
                                                                                                              -------------
                                                                                                                 8,751,109
                                                                                                              -------------

   JAPAN 6.3%
   East Japan Railway Co. .........................                Road & Rail                        447        2,487,698
   Hitachi Ltd. ...................................    Electronic Equipment & Instruments         466,000        3,230,424
   Komatsu Ltd. ...................................                 Machinery                     526,000        3,682,308
   NEC Corp. ......................................          Computers & Peripherals              175,000        1,088,410
   Nintendo Co. Ltd. ..............................                 Software                       33,200        4,171,881
   Nippon Telegraph & Telephone Corp. .............  Diversified Telecommunication Services           400        1,796,524
   Nomura Holdings Inc. ...........................              Capital Markets                  324,000        4,726,186
   Sompo Japan Insurance Inc. .....................                 Insurance                      44,000          448,506
   Sony Corp. .....................................            Household Durables                  82,800        3,201,406
                                                                                                              -------------
                                                                                                                24,833,343
                                                                                                              -------------

   MEXICO 1.9%
   Kimberly Clark de Mexico SA de CV, A ...........            Household Products                 445,600        1,540,692
   Telefonos de Mexico SA de CV (Telmex), L,
    ADR ...........................................  Diversified Telecommunication Services       155,520        5,959,526
                                                                                                              -------------
                                                                                                                 7,500,218
                                                                                                              -------------

   NETHERLANDS 5.0%
   Akzo Nobel NV ..................................                 Chemicals                     136,720        5,821,899
   ING Groep NV ...................................      Diversified Financial Services           238,440        7,202,511
   Koninklijke Philips Electronics NV .............            Household Durables                 163,503        4,328,751
   Royal Dutch Petroleum Co. ......................                 Oil & Gas                      41,000        2,356,226
                                                                                                              -------------
                                                                                                                19,709,387
                                                                                                              -------------

   NEW ZEALAND 1.1%
   Carter Holt Harvey Ltd. ........................          Paper & Forest Products            1,176,225        1,748,299
   Fisher & Paykel Healthcare Corp. Ltd. ..........     Health Care Equipment & Supplies        1,166,850        2,714,657
                                                                                                              -------------
                                                                                                                 4,462,956
                                                                                                              -------------



16 |  Annual Report

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                     SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SINGAPORE 1.1%
   DBS Group Holdings Ltd. ........................             Commercial Banks                  451,000     $  4,448,386
                                                                                                              -------------

   SOUTH KOREA 7.1%
a  Bank of Pusan ..................................             Commercial Banks                  351,400        2,698,638
a  Daegu Bank Co. Ltd. ............................             Commercial Banks                  391,500        2,722,952
a  Hana Bank ......................................             Commercial Banks                   66,540        1,658,358
a  Kookmin Bank ...................................             Commercial Banks                  100,070        3,915,026
a  Korea Electric Power Corp. .....................            Electric Utilities                 106,000        2,749,324
   Korea Electric Power Corp., ADR ................            Electric Utilities                 379,770        5,028,155
   KT Corp., ADR ..................................  Diversified Telecommunication Services       165,185        3,602,685
   Samsung Electronics Co. Ltd. ................... Semiconductors & Semiconductor Equipment        8,630        3,755,617
   SK Telecom Co. Ltd., ADR .......................    Wireless Telecommunication Services         92,600        2,060,350
                                                                                                              -------------
                                                                                                                28,191,105
                                                                                                              -------------

   SPAIN 4.4%
   Banco Santander Central Hispano SA .............             Commercial Banks                  322,500        3,995,583
   Iberdrola SA, Br. ..............................            Electric Utilities                 180,936        4,591,412
   Repsol YPF SA ..................................                 Oil & Gas                     161,820        4,207,338
   Telefonica SA ..................................  Diversified Telecommunication Services       249,976        4,701,551
                                                                                                              -------------
                                                                                                                17,495,884
                                                                                                              -------------

   SWEDEN 2.7%
   Atlas Copco AB, A ..............................                 Machinery                      89,400        4,036,907
   Nordea Bank AB .................................             Commercial Banks                  400,900        4,042,973
   Securitas AB, B ................................      Commercial Services & Supplies           140,800        2,416,003
                                                                                                              -------------
                                                                                                                10,495,883
                                                                                                              -------------

   SWITZERLAND 4.1%
   Lonza Group AG .................................                 Chemicals                      41,300        2,320,734
   Nestle SA ......................................               Food Products                     8,740        2,282,936
   Swiss Reinsurance Co. ..........................                 Insurance                      82,260        5,835,733
   UBS AG .........................................              Capital Markets                   69,000        5,755,301
                                                                                                              -------------
                                                                                                                16,194,704
                                                                                                              -------------

   TAIWAN .6%
   Chunghwa Telecom Co. Ltd., ADR .................  Diversified Telecommunication Services       112,100        2,359,705
                                                                                                              -------------

   THAILAND 2.0%
   Airports of Thailand PLC 144A, .................       Transportation Infrastructure         2,135,400        2,828,963
   BEC World Public Co. Ltd., fgn. ................                   Media                     4,081,800        1,648,512
   Krung Thai Bank Public Co. Ltd., 144A ..........             Commercial Banks               15,000,000        3,472,758
                                                                                                              -------------
                                                                                                                 7,950,233
                                                                                                              -------------




                                                              Annual Report | 17

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                     SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM 12.5%
   BAE Systems PLC ................................            Aerospace & Defense              1,677,837     $  7,423,345
   BP PLC .........................................                 Oil & Gas                     383,840        3,742,768
a  British Airways PLC ............................                 Airlines                      214,800          968,905
   Cable & Wireless PLC ...........................  Diversified Telecommunication Services       705,230        1,614,240
   Cadbury Schweppes PLC ..........................               Food Products                   225,600        2,100,196
   GlaxoSmithKline PLC ............................              Pharmaceuticals                   90,900        2,132,132
   HSBC Holdings PLC ..............................             Commercial Banks                  156,800        2,682,997
   Marks & Spencer Group PLC ......................             Multiline Retail                  329,457        2,169,061
   National Grid Transco PLC ......................    Multi-Utilities & Unregulated Power        289,400        2,758,016
   Shell Transport & Trading Co. PLC ..............                 Oil & Gas                     891,744        7,599,799
   Shire Pharmaceuticals Group PLC ................              Pharmaceuticals                  511,978        5,375,484
   Smiths Group PLC ...............................         Industrial Conglomerates              219,270        3,459,632
   Unilever PLC ...................................               Food Products                   504,367        4,951,893
   Yell Group PLC .................................                   Media                       292,700        2,472,033
                                                                                                              -------------
                                                                                                                49,450,501
                                                                                                              -------------

   UNITED STATES 16.2%
   Abbott Laboratories ............................              Pharmaceuticals                  137,640        6,420,906
   American International Group Inc. ..............                 Insurance                      31,152        2,045,752
   AmerisourceBergen Corp. ........................     Health Care Providers & Services           62,300        3,655,764
   AON Corp. ......................................                 Insurance                     152,920        3,648,671
   Applera Corp.-Applied Biosystems Group .........               Biotechnology                    52,600        1,099,866
a  BMC Software Inc. ..............................                 Software                      236,790        4,404,294
   Bristol-Myers Squibb Co. .......................              Pharmaceuticals                  146,600        3,755,892
a  Cadence Design Systems Inc. ....................                 Software                      133,000        1,836,730
   CIGNA Corp. ....................................     Health Care Providers & Services           31,500        2,569,455
   Electronic Data Systems Corp. ..................                IT Services                     61,000        1,409,100
a  Hospira Inc. ...................................     Health Care Equipment & Supplies           13,764          461,094
a  Interpublic Group of Cos. Inc. .................                   Media                       169,100        2,265,940
a  Invitrogen Corp. ...............................               Biotechnology                    12,480          837,782
a  King Pharmaceuticals Inc. ......................              Pharmaceuticals                   75,000          930,000
   Kraft Foods Inc., A ............................               Food Products                   103,000        3,667,830
a  Kroger Co. .....................................         Food & Staples Retailing              197,800        3,469,412
   Officemax Inc. .................................             Specialty Retail                  127,100        3,988,398
   Pfizer Inc. ....................................              Pharmaceuticals                  115,484        3,105,365
   Raytheon Co. ...................................            Aerospace & Defense                109,520        4,252,662
   SBC Communications Inc. ........................  Diversified Telecommunication Services        75,190        1,937,646
   Target Corp. ...................................             Multiline Retail                   54,900        2,850,957
a  Time Warner Inc. ...............................                   Media                       101,100        1,965,384
a  Toys R Us Inc. .................................             Specialty Retail                  166,700        3,412,349
                                                                                                              -------------
                                                                                                                63,991,249
                                                                                                              -------------
   TOTAL COMMON STOCKS (COST $289,532,996) ........                                                            372,609,711
                                                                                                              -------------



18 |  Annual Report

Templeton Global Opportunities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   REPURCHASE AGREEMENT (COST $19,865,000) 5.0%
   UNITED STATES 5.0%
b  Dresdner Bank AG, 1.60%, 1/03/05 (Maturity
    Value $19,867,649) Collateralized
    by U.S. Treasury Notes, 3.00% - 6.25%,
    12/31/06 - 2/15/07 ............................                                           $19,865,000     $ 19,865,000
                                                                                                              -------------

   TOTAL INVESTMENTS (COST $309,397,996) 99.4% ....                                                            392,474,711
   OTHER ASSETS, LESS LIABILITIES .6% .............                                                              2,384,063
                                                                                                              -------------

   NET ASSETS 100.0% ..............................                                                           $394,858,774
                                                                                                              -------------




a Non-income producing.
b See Note 1(b) regarding repurchase agreements.



                         Annual Report | See notes to financial statements. | 19

Templeton Global Opportunities Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004


Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .....................................................    $289,532,996
  Cost - Repurchase agreements ....................................................      19,865,000
                                                                                       -------------
  Total cost of investments........................................................     309,397,996
                                                                                       -------------
  Value - Unaffiliated issuers ....................................................     372,609,711
  Value - Repurchase agreements ...................................................      19,865,000
                                                                                       -------------
  Total value of investments.......................................................     392,474,711
 Cash .............................................................................          34,229
 Foreign currency, at value (cost $6,878) .........................................           7,735
 Receivables:
  Investment securities sold ......................................................       2,429,841
  Capital shares sold .............................................................         324,485
  Dividends and interest ..........................................................         676,509
                                                                                       -------------
      Total assets ................................................................     395,947,510
                                                                                       -------------
Liabilities:
 Payables:
  Investment securities purchased .................................................          46,276
  Capital shares redeemed .........................................................         517,567
  Affiliates ......................................................................         465,552
 Other liabilities ................................................................          59,341
                                                                                       -------------
      Total liabilities ...........................................................       1,088,736
                                                                                       -------------
        Net assets, at value ......................................................    $394,858,774
                                                                                       -------------
Net assets consist of:
 Undistributed net investment income ..............................................    $    233,466
 Net unrealized appreciation (depreciation) .......................................      83,100,014
 Accumulated net realized gain (loss) .............................................      (2,410,705)
 Capital shares ...................................................................     313,935,999
                                                                                       -------------
        Net assets, at value ......................................................    $394,858,774
                                                                                       -------------
CLASS A:
 Net assets, at value .............................................................    $374,648,181
                                                                                       -------------
 Shares outstanding ...............................................................      23,937,374
                                                                                       -------------
 Net asset value per share a ......................................................          $15.65
                                                                                       -------------
 Maximum offering price per share (net asset value per share / 94.25%) a...........          $16.60
                                                                                       -------------
CLASS B:
 Net assets, at value .............................................................    $  1,958,253
                                                                                       -------------
 Shares outstanding ...............................................................         126,097
                                                                                       -------------
 Net asset value and maximum offering price per share a ...........................          $15.53
                                                                                       -------------
CLASS C:
 Net assets, at value .............................................................    $ 18,252,340
                                                                                       -------------
 Shares outstanding ...............................................................       1,179,080
                                                                                       -------------
 Net asset value and maximum offering price per share a ...........................          $15.48
                                                                                       -------------


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.



20 | See notes to financial statements. | Annual Report

Templeton Global Opportunities Trust

STATEMENT OF OPERATIONS
for the year ended December 31, 2004


Investment income
 Dividends (net of foreign taxes of $963,081) ......................................     $ 9,650,329
 Interest ..........................................................................         184,488
                                                                                         ------------
      Total investment income ......................................................       9,834,817
                                                                                         ------------
Expenses:
 Management fees (Note 3) ..........................................................       2,921,209
 Administrative fees (Note 3) ......................................................         543,952
 Distribution fees (Note 3)
  Class A ..........................................................................         904,907
  Class B ..........................................................................          16,798
  Class C ..........................................................................         171,962
 Transfer agent fees (Note 3) ......................................................         624,205
 Custodian fees (Note 4) ...........................................................         113,343
 Reports to shareholders ...........................................................          45,480
 Registration and filing fees ......................................................          53,995
 Professional fees .................................................................          39,589
 Trustees' fees and expenses .......................................................          93,284
 Other .............................................................................          11,910
                                                                                         ------------
      Total expenses ...............................................................       5,540,634
      Expense reductions (Note 4) ..................................................            (554)
                                                                                         ------------
        Net expenses ...............................................................       5,540,080
                                                                                         ------------
          Net investment income ....................................................       4,294,737
                                                                                         ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................................................      17,898,638
  Foreign currency transactions ....................................................        (225,087)
                                                                                         ------------
        Net realized gain (loss) ...................................................      17,673,551
                                                                                         ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ......................................................................      36,073,397
  Translation of assets and liabilities denominated in foreign currencies ..........         (43,892)
  Deferred taxes ...................................................................         338,699
                                                                                         ------------
        Net change in unrealized appreciation (depreciation) .......................      36,368,204
                                                                                         ------------
Net realized and unrealized gain (loss) ............................................      54,041,755
                                                                                         ------------
Net increase (decrease) in net assets resulting from operations ....................     $58,336,492
                                                                                         ------------




                         Annual Report | See notes to financial statements. | 21

Templeton Global Opportunities Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 2004 and 2003

                                                                                          ---------------------------------
                                                                                               2004                2003
                                                                                          ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................................................        $  4,294,737        $  3,121,523
  Net realized gain (loss) from investments and foreign currency transactions ....          17,673,551          (4,684,293)
  Net change in unrealized appreciation (depreciation) on investments, translation
   of assets and liabilities denominated in foreign currencies, and deferred taxes          36,368,204         109,117,993
                                                                                          ---------------------------------
      Net increase (decrease) in net assets resulting from operations ............          58,336,492         107,555,223
 Distributions to shareholders from:
  Net investment income:
   Class A .......................................................................          (4,193,087)         (3,207,347)
   Class B .......................................................................              (8,883)             (3,325)
   Class C .......................................................................             (75,041)            (43,295)
  Net realized gains:
   Class A .......................................................................          (5,988,293)                 --
   Class B .......................................................................             (31,028)                 --
   Class C .......................................................................            (292,240)                 --
                                                                                          ---------------------------------
 Total distributions to shareholders .............................................         (10,588,572)         (3,253,967)
 Capital share transactions (Note 2):
  Class A ........................................................................         (40,514,944)        (34,670,540)
  Class B ........................................................................             541,861               1,722
  Class C ........................................................................            (916,009)         (1,566,127)
                                                                                          ---------------------------------
 Total capital share transactions ................................................         (40,889,092)        (36,234,945)
 Redemption fees  ................................................................                   3                 999
                                                                                          ---------------------------------
   Net increase (decrease) in net assets .........................................           6,858,831          68,067,310
Net assets:
 Beginning of year ...............................................................         387,999,943         319,932,633
                                                                                          ---------------------------------
 End of year .....................................................................        $394,858,774        $387,999,943
                                                                                          ---------------------------------
Undistributed net investment income included in net assets:
 End of year .....................................................................        $    233,466        $    428,906
                                                                                          ---------------------------------





22 | See notes to financial statements. | Annual Report

Templeton Global Opportunities Trust

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System, are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Repurchase agreements are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2004, the repurchase agreement held by the Fund had been entered into on that date.





                                                              Annual Report | 23

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. When the Fund invests in these securities, the Fund records an estimated deferred tax liability for net unrealized gains.





24 |  Annual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital as noted in the Statements of Changes in Net Assets.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B and Class C. Effective March 1, 2005, Class B shares will no longer be offered except to existing Class B shareholders through reinvested distributions or exchanges into other Franklin Templeton funds' Class B shares, as permitted by the applicable fund prospectus. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.





                                                              Annual Report | 25

Templeton Global Opportunities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At December 31, 2004, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                  ---------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                               2004                                 2003
                                  ---------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                  ---------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................      1,839,928      $ 26,625,295          2,834,825       $ 32,118,867
 Shares issued in reinvestment
 of distributions ............        572,490         8,622,980            223,086          2,623,297
 Shares redeemed .............     (5,254,023)      (75,763,219)        (6,160,239)       (69,412,704)
                                  ---------------------------------------------------------------------
 Net increase (decrease) .....     (2,841,605)     $(40,514,944)        (3,102,328)      $(34,670,540)
                                  ---------------------------------------------------------------------
CLASS B SHARES:
 Shares sold .................         53,957      $    769,916             15,804       $    182,516
 Shares issued in reinvestment
 of distributions ............          2,253            33,688                294              2,897
 Shares redeemed .............        (18,711)         (261,743)           (16,460)          (183,691)
                                  ---------------------------------------------------------------------
 Net increase (decrease) .....         37,499      $    541,861               (362)      $      1,722
                                  ---------------------------------------------------------------------
CLASS C SHARES:
 Shares sold .................        142,556      $  2,025,120            198,346       $  2,221,424
 Shares issued in reinvestment
 of distributions ............         22,938           341,687              4,272             39,808
 Shares redeemed .............       (231,167)       (3,282,816)          (354,298)        (3,827,359)
                                  ---------------------------------------------------------------------
 Net increase (decrease) .....        (65,673)     $   (916,009)          (151,680)      $ (1,566,127)
                                  ---------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers or directors of the following entities:

---------------------------------------------------------------------------------------
  ENTITY                                                        AFFILIATION
---------------------------------------------------------------------------------------
  Templeton Investment Counsel, LLC (TIC)                       Investment manager
  Franklin Templeton Services, LLC (FT Services)                Administrative manager
  Franklin/Templeton Distributors, Inc. (Distributors)          Principal underwriter
  Franklin/Templeton Investor Services, LLC (Investor Services) Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------
        0.750%          Up to and including $1 billion
        0.730%          Over $1 billion, up to and including $5 billion
        0.710%          Over $5 billion, up to and including $10 billion
        0.690%          Over $10 billion, up to and including $15 billion
        0.670%          Over $15 billion, up to and including $20 billion
        0.650%          Over $20 billion





26 |  Annual Report

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES (CONTINUED)

Prior to May 1, 2004, the Fund paid an investment management fee to TIC of 0.80% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
----------------------------------------------------------------------------
        0.150%          Up to and including $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.25% , 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan year may be reimbursed in subsequent periods. At December 31, 2004, Distributors advised the Fund that unreimbursed costs were $3,311,436.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received..................................     $20,711
Contingent deferred sales charges retained..................     $ 1,840


E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $624,205, of which $417,800 was paid to Investor Services.


4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.





                                                              Annual Report | 27

Templeton Global Opportunities Trust

5. INCOME TAXES

At December 31, 2004, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2004, of $1,939,907 and $10,451, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At December 31, 2004, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ...................................     $309,858,344
                                                            -------------
Unrealized appreciation ...............................     $102,786,411
Unrealized depreciation ...............................      (20,170,044)
                                                            -------------
Net unrealized appreciation (depreciation) ............     $ 82,616,367
                                                            -------------
Distributable earnings - undistributed ordinary income      $    229,284
                                                            -------------

The tax character of distributions paid during the years ended December 31, 2004 and 2003, was as follows:

                                          --------------------------
                                               2004        2003
                                          --------------------------
Distributions paid from:
 Ordinary income......................    $ 4,277,011    $3,253,967
 Long term capital gain...............      6,311,561            --
                                          --------------------------
                                          $10,588,572    $3,253,967
                                          --------------------------


6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended December 31, 2004 aggregated $38,424,955 and $101,830,177, respectively.





28 |  Annual Report

Templeton Global Opportunities Trust

7. REGULATORY MATTERS

INVESTIGATIONS
As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS
Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc.
reached with the SEC, as described above.





                                                              Annual Report | 29

Templeton Global Opportunities Trust

7. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").







30 |  Annual Report

Templeton Global Opportunities Trust

7. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS
The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.







                                                              Annual Report | 31

Templeton Global Opportunities Trust

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)
The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.





32 |  Annual Report

Templeton Global Opportunities Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL OPPORTUNITIES
TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Opportunities Trust (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 9, 2005





                                                              Annual Report | 33

Templeton Global Opportunities Trust

TAX DESIGNATION (UNAUDITED)


Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund hereby designates $6,309,845 as a capital gain dividend for the fiscal year ended December 31, 2004.

Under Section 854(b)(2) of the Code, the Fund hereby designates up to a maximum of $9,641,939 as qualified dividends for purposes of the maximum rate under
Section 1(h)(11) of the Code for the fiscal year ended December 31, 2004. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund hereby designates 24.73% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2004.

At December 31, 2004, more than 50% of the Templeton Global Opportunities Trust's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the tables below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to
Section 853 of the Code. This designation will allow shareholders of record on December 9, 2004, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, foreign qualified dividends, and adjusted foreign source income as designated by the Fund, to Class A, Class B, and Class C shareholders of record. As a service to individual shareholders filing Form 1116, "Adjusted Foreign Source Income per Share" in column 4 below reports foreign source income with the required adjustments to foreign source qualified dividends. This information is provided to simplify your reporting of foreign source income for line 1 of Form 1116.





34 |  Annual Report

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------
                                                                       CLASS A
                                                                                                  ADJUSTED
                                               FOREIGN TAX    FOREIGN          FOREIGN            FOREIGN
                                                  PAID     SOURCE INCOME  QUALIFIED DIVIDENDS  SOURCE INCOME
  COUNTRY                                       PER SHARE    PER SHARE        PER SHARE          PER SHARE
------------------------------------------------------------------------------------------------------------
  Australia..................................     0.0004       0.0077           0.0077             0.0033
  Bermuda....................................     0.0000       0.0044           0.0044             0.0019
  Brazil.....................................     0.0000       0.0001           0.0000             0.0001
  Canada.....................................     0.0001       0.0005           0.0005             0.0002
  Cayman Islands.............................     0.0000       0.0017           0.0000             0.0017
  China......................................     0.0000       0.0104           0.0039             0.0082
  France.....................................     0.0045       0.0177           0.0176             0.0076
  Germany....................................     0.0031       0.0118           0.0118             0.0051
  Hong Kong..................................     0.0000       0.0098           0.0000             0.0098
  India......................................     0.0000       0.0007           0.0007             0.0003
  Italy......................................     0.0019       0.0070           0.0070             0.0030
  Japan......................................     0.0009       0.0067           0.0067             0.0029
  Mexico.....................................     0.0000       0.0052           0.0052             0.0022
  Netherlands................................     0.0042       0.0143           0.0143             0.0061
  New Zealand................................     0.0010       0.0092           0.0092             0.0039
  Singapore..................................     0.0009       0.0022           0.0000             0.0022
  South Korea................................     0.0065       0.0200           0.0200             0.0086
  Spain......................................     0.0021       0.0097           0.0086             0.0048
  Sweden.....................................     0.0015       0.0050           0.0050             0.0021
  Switzerland................................     0.0018       0.0061           0.0061             0.0026
  Taiwan.....................................     0.0012       0.0031           0.0031             0.0013
  Thailand...................................     0.0007       0.0036           0.0036             0.0015
  United Kingdom.............................     0.0079       0.0398           0.0398             0.0171
                                                ------------------------------------------------------------
  TOTAL......................................    $0.0387      $0.1967          $0.1752            $0.0965
                                                ------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                                       CLASS B
                                                                                                  ADJUSTED
                                               FOREIGN TAX    FOREIGN          FOREIGN            FOREIGN
                                                  PAID     SOURCE INCOME  QUALIFIED DIVIDENDS  SOURCE INCOME
  COUNTRY                                       PER SHARE    PER SHARE        PER SHARE          PER SHARE
------------------------------------------------------------------------------------------------------------
  Australia..................................     0.0004       0.0043           0.0043            0.0018
  Bermuda....................................     0.0000       0.0024           0.0024            0.0010
  Brazil.....................................     0.0000       0.0001           0.0000            0.0001
  Canada.....................................     0.0001       0.0002           0.0002            0.0001
  Cayman Islands.............................     0.0000       0.0009           0.0000            0.0009
  China......................................     0.0000       0.0058           0.0022            0.0045
  France.....................................     0.0045       0.0099           0.0099            0.0042
  Germany....................................     0.0031       0.0066           0.0066            0.0028
  Hong Kong..................................     0.0000       0.0055           0.0000            0.0055
  India......................................     0.0000       0.0004           0.0004            0.0002
  Italy......................................     0.0019       0.0039           0.0039            0.0017
  Japan......................................     0.0009       0.0037           0.0037            0.0016
  Mexico.....................................     0.0000       0.0029           0.0029            0.0012
  Netherlands................................     0.0042       0.0080           0.0080            0.0034
  New Zealand................................     0.0010       0.0051           0.0051            0.0022
  Singapore..................................     0.0009       0.0012           0.0000            0.0012
  South Korea................................     0.0065       0.0111           0.0111            0.0048
  Spain......................................     0.0021       0.0054           0.0048            0.0027
  Sweden.....................................     0.0015       0.0028           0.0028            0.0012
  Switzerland................................     0.0018       0.0034           0.0034            0.0015
  Taiwan.....................................     0.0012       0.0017           0.0017            0.0007
  Thailand...................................     0.0007       0.0020           0.0020            0.0009
  United Kingdom.............................     0.0079       0.0223           0.0223            0.0096
                                                ------------------------------------------------------------
  TOTAL......................................    $0.0387      $0.1096          $0.0977           $0.0538
                                                ------------------------------------------------------------




                                                              Annual Report | 35

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------
                                                                       CLASS C
                                                                                                  ADJUSTED
                                               FOREIGN TAX    FOREIGN          FOREIGN            FOREIGN
                                                  PAID     SOURCE INCOME  QUALIFIED DIVIDENDS  SOURCE INCOME
  COUNTRY                                       PER SHARE    PER SHARE        PER SHARE          PER SHARE
------------------------------------------------------------------------------------------------------------
  Australia..................................     0.0004       0.0039           0.0039            0.0017
  Bermuda....................................     0.0000       0.0022           0.0022            0.0009
  Canada.....................................     0.0001       0.0002           0.0002            0.0001
  Cayman Islands.............................     0.0000       0.0008           0.0000            0.0008
  China......................................     0.0000       0.0053           0.0020            0.0042
  France.....................................     0.0045       0.0089           0.0089            0.0038
  Germany....................................     0.0031       0.0059           0.0059            0.0025
  Hong Kong..................................     0.0000       0.0049           0.0000            0.0049
  India......................................     0.0000       0.0004           0.0004            0.0002
  Italy......................................     0.0019       0.0035           0.0035            0.0015
  Japan......................................     0.0009       0.0034           0.0034            0.0015
  Mexico.....................................     0.0000       0.0026           0.0026            0.0011
  Netherlands................................     0.0042       0.0072           0.0072            0.0031
  New Zealand................................     0.0010       0.0046           0.0046            0.0020
  Singapore..................................     0.0009       0.0011           0.0000            0.0011
  South Korea................................     0.0065       0.0101           0.0101            0.0043
  Spain......................................     0.0021       0.0049           0.0043            0.0024
  Sweden.....................................     0.0015       0.0025           0.0025            0.0011
  Switzerland................................     0.0018       0.0031           0.0031            0.0013
  Taiwan.....................................     0.0012       0.0015           0.0015            0.0006
  Thailand...................................     0.0007       0.0018           0.0018            0.0008
  United Kingdom.............................     0.0079       0.0203           0.0203            0.0087
                                                ------------------------------------------------------------
  TOTAL......................................    $0.0387      $0.0991          $0.0884           $0.0486
                                                ------------------------------------------------------------

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit or deduction (assuming you held your shares in the Fund for a minimum of 16 days during the 30-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate).

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends without adjustment for the lower U.S. tax rates. Generally, this is the foreign source income to be reported by certain trusts and corporate shareholders.

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. If you are an individual shareholder who does not meet the qualified dividend holding period requirements, you may find this information helpful to calculate the foreign source income adjustment needed to complete line 1 of Form 1116.





36 |  Annual Report

Templeton Global Opportunities Trust

Adjusted Foreign Source Income per Share (Column 4) is the adjusted amount per share of foreign source income the Fund paid to you. These amounts reflect the Foreign Source Income reported in column 2 adjusted for the tax rate differential on foreign source qualified dividends that may be required for certain individual shareholders pursuant to Internal Revenue Code 904(b)(2)(B). If you are an individual shareholder who meets the qualified dividend holding period requirements, generally, these Adjusted Foreign Source Income amounts may be reported directly on line 1 of Form 1116 without additional adjustment.

In January 2005, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2004. The Foreign Source Income reported on Form 1099-DIV has been reduced to take into account the tax rate differential on foreign source qualified dividend income pursuant to Internal Revenue Code 904(b)(2)(B). Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2004 individual income tax returns.



                                                              Annual Report | 37

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF             FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS            POSITION        TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (72)            Trustee         Since 1992            142                         Director, Bar-S Foods
 500 East Broward Blvd.                                                                             (meat packing company).
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK J. CROTHERS (60)           Trustee         Since 1989            21                          None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Island Corporate Holding Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Limited; Director, Provo
 Power Company Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic
 Equipment & Power Ltd. (1977-2003).
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (72)         Trustee         Since 1992            141                         None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (52)            Trustee         Since 1996            98                          Director, Amerada Hess
 500 East Broward Blvd.                                                                             Corporation (exploration and
 Suite 2100                                                                                         refining of oil and gas); H.J.
 Fort Lauderdale, FL 33394-3091                                                                     Heinz Company (processed foods
                                                                                                    and allied products); RTI
                                                                                                    International Metals, Inc.
                                                                                                    (manufacture and distribution
                                                                                                    of titanium); Canadian
                                                                                                    National Railway (railroad);
                                                                                                    and White Mountains Insurance
                                                                                                    Group, Ltd. (holding company).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
 of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
 and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------



38 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF             FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS            POSITION        TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (76)           Trustee         Since 1993            142                         Director, Martek Biosciences
 500 East Broward Blvd.                                                                             Corporation; MedImmune, Inc.
 Suite 2100                                                                                         (biotechnology); and
 Fort Lauderdale, FL 33394-3091                                                                     Overstock.com (Internet
                                                                                                    services); and FORMERLY,
                                                                                                    Director, MCI Communication
                                                                                                    Corporation (subsequently
                                                                                                    known as MCI WorldCom, Inc.
                                                                                                    and WorldCom, Inc.)
                                                                                                    (communications services)
                                                                                                    (1988-2002), White Mountains
                                                                                                    Insurance Group Ltd. (holding
                                                                                                    company) (1987-2004) and
                                                                                                    Spacehab, Inc. (aerospace
                                                                                                    services) (1994-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company)
 (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS (75)            Trustee         Since 1992            28                          None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY,
 Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and
 Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK A. OLSON (72)              Trustee         Since 2003            21                          Director, White Mountains
 500 East Broward Blvd.                                                                             Insurance Group Ltd. (holding
 Suite 2100                                                                                         company); Amerada Hess
 Fort Lauderdale, FL 33394-3091                                                                     Corporation (exploration and
                                                                                                    refining of oil and gas); and
                                                                                                    Sentient Jet (private jet
                                                                                                    service); and FORMERLY,
                                                                                                    Director, Becton Dickinson and
                                                                                                    Co. (medical technology), Cooper
                                                                                                    Industries (electrical products
                                                                                                    and tools and hardware), Health
                                                                                                    Net (FORMERLY, Foundation
                                                                                                    Health), The Hertz Corporation,
                                                                                                    Pacific Southwest Airlines, The
                                                                                                    RCA Corporation, Unicom
                                                                                                    (FORMERLY, Commonwealth Edison)
                                                                                                    and UAL Corporation (airlines).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive
 Officer (1977-1999); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF             FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS            POSITION        TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 CONSTANTINE D. TSERETOPOULOS     Trustee         Since 1989            21                          None
 (50)
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
 University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF             FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS            POSITION        TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **NICHOLAS F. BRADY (74)         Trustee         Since 1993            18                          Director, Amerada Hess
 500 East Broward Blvd.                                                                             Corporation (exploration and
 Suite 2100                                                                                         refining of oil and gas); Total
 Fort Lauderdale, FL 33394-3091                                                                     Logistics, Inc. (formerly C2,
                                                                                                    Inc.) (operating and investment
                                                                                                    business); and Weatherford
                                                                                                    International, Ltd (oilfield
                                                                                                    products and servicing)
                                                                                                    (2004-present); and FORMERLY,
                                                                                                    Director, H.J. Heinz Company
                                                                                                    (processed foods and allied
                                                                                                    products) (1987-1988;
                                                                                                    1993-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Darby Overseas Investments, Ltd., Darby Technology Ventures Group, LLC (investment firms) and Franklin Templeton
 Investment Funds (1994-present); Director, Templeton Capital Advisors Ltd.; and FORMERLY, Chairman, Darby Emerging Markets
 Investments LDC (until 2004) and Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United
 States Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until
 1988); and U.S. Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (71)        Trustee,        Since 1995            142                         None
 One Franklin Parkway             Chairman of
 San Mateo, CA 94403-1906         the Board and
                                  Vice President

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
 Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (64)    Trustee and     Trustee since         125                         None
 One Franklin Parkway             Vice President  1993 and Vice
 San Mateo, CA 94403-1906                         President since
                                                  1996

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

40 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF             FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS            POSITION        TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (59)             Vice President  Since 1996            Not Applicable              Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
 Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JAMES M. DAVIS (52)              Chief           Since July 2004       Not Applicable              Not Applicable
 One Franklin Parkway             Compliance
 San Mateo, CA 94403-1906         Officer

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin
 Resources, Inc.; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
 JEFFREY A. EVERETT (40)          Vice President  Since 2001            Not Applicable              Not Applicable
 PO Box N-7759
 Lyford Cay, Nassau, Bahamas

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (44)          President and   President since       Not Applicable              Not Applicable
 One Franklin Parkway             Chief           1993 and Chief
 San Mateo, CA 94403-1906         Executive       Executive Officer-
                                  Officer -       Investment
                                  Investment      Management
                                  Management      since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer,
 Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
 Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin
 Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
 Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of
 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (57)            Senior Vice     Since 2002            Not Applicable              Not Applicable
 500 East Broward Blvd.           President and
 Suite 2100                       Chief
 Fort Lauderdale, FL 33394-3091   Executive
                                  Officer -
                                  Finance and
                                  Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 41

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF             FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS            POSITION        TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (57)               Vice President  Since 2000            Not Applicable              Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
 Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (57)            Vice President  Since 2000            Not Applicable              Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President,
 Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory
 Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor
 Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC,
 and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc.
 and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of
 Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel
 and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and
 Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 JOHN R. KAY (64)                 Vice President  Since 1994            Not Applicable              Not Applicable
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
 President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 35 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone
 Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (67)           Vice President  Since 2002            Not Applicable              Not Applicable
 600 Fifth Avenue                 - AML
 Rockefeller Center               Compliance
 New York, NY 10020-2302

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch
 Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 ROBERT C. ROSSELOT (44)          Secretary       Since December        Not Applicable              Not Applicable
 500 East Broward Blvd.                           2004
 Suite 2100
 Fort Lauderdale,FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel and Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary,
 Templeton Investment Counsel, LLC and Fiduciary Trust International of the South; officer of 15 of the investment companies in Franklin Templeton Investments; and FORMERLY, Assistant General Counsel, The Prudential Insurance Company of America
 (1997-2001).
------------------------------------------------------------------------------------------------------------------------------------



42 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF             FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS            POSITION        TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GREGORY R. SEWARD (48)           Treasurer       Since October         Not Applicable              Not Applicable
 500 East Broward Blvd.                           2004
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Franklin Templeton Services, LLC; officer of 15 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (67)           Vice President  Since 2000            Not Applicable              Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
 and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
 GALEN G. VETTER (53)             Chief Financial Since May 2004        Not Applicable              Not Applicable
 500 East Broward Blvd.           Officer and
 Suite 2100                       Chief
 Fort Lauderdale, FL 33394-3091   Accounting
                                  Officer

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton
 Services, LLC; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered to be an interested person of the Fund under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE 1992 AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON, WHO HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003, CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY CHAIRMAN FROM 1980 TO 2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999, IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD. AND A FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT TRUSTEES AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.



                                                              Annual Report | 43

Templeton Global Opportunities Trust

SHAREHOLDER INFORMATION



PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.





44 |  Annual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN[R] (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5, 6
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund


TAX-FREE INCOME 7

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 10



1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8. Portfolio of insured municipal securities.

9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.




11/04                                              Not part of the annual report

     [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]    One Franklin Parkway
       INVESTMENTS          San Mateo, CA 94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER
Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R}
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



415 A2004 02/05

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $12,291 for the fiscal year ended December 31, 2004 and $30,859 for the fiscal year ended December 31, 2003.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $48,949 for the fiscal year ended December 31, 2004 and $3,134 for the fiscal year ended December 31, 2003. The services for which these fees were paid included attestation services.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $175 for the fiscal year ended December 31, 2004 and $0 for the fiscal year ended December 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $99,825 for the fiscal year ended December 31, 2004 and $12,000 for the fiscal year ended December 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

     (i) pre-approval of all audit and audit related services;

     (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant  described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $148,949 for the fiscal year ended December 31, 2004 and $15,134 for the fiscal year ended December 31, 2003.

(h) No disclosures are required by this Item 4(h).



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/JIMMY D. GAMBILL
   --------------------------
   Jimmy D. Gambill
   Chief Executive Officer -
   Finance and Administration
Date: April 25, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   --------------------------
   Jimmy D. Gambill
   Chief Executive Officer -
   Finance and Administration
Date: April 25, 2005


By /s/GALEN G. VETTER
  ------------------------------
   Galen G. Vetter
   Chief Financial Officer
Date: April 25, 2005